American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
March 31, 2022

VP Ultra - Schedule of Investments
MARCH 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Automobiles — 5.7%
Tesla, Inc.(1)	16,290	17,554,104
Banks — 0.6%
JPMorgan Chase & Co.	12,730	1,735,354
Beverages — 1.2%
Constellation Brands, Inc., Class A	15,770	3,632,146
Biotechnology — 3.2%
Biogen, Inc.(1)	6,270	1,320,462
Genmab A/S(1)	5,720	2,065,795
Regeneron Pharmaceuticals, Inc.(1)	9,330	6,516,259
		9,902,516
Capital Markets — 1.0%
MSCI, Inc.	5,940	2,987,107
Chemicals — 0.2%
Ecolab, Inc.	3,710	655,038
Commercial Services and Supplies — 0.4%
Copart, Inc.(1)	10,740	1,347,548
Electrical Equipment — 1.1%
Acuity Brands, Inc.	11,590	2,193,987
Rockwell Automation, Inc.	3,670	1,027,710
		3,221,697
Electronic Equipment, Instruments and Components — 0.6%
Cognex Corp.	10,470	807,760
Keyence Corp.	2,000	927,405
		1,735,165
Entertainment — 1.7%
Netflix, Inc.(1)	8,780	3,288,900
Walt Disney Co.(1)	14,870	2,039,569
		5,328,469
Food and Staples Retailing — 2.0%
Costco Wholesale Corp.	10,540	6,069,459
Health Care Equipment and Supplies — 5.8%
ABIOMED, Inc.(1)	1,400	463,736
DexCom, Inc.(1)	3,360	1,718,976
Edwards Lifesciences Corp.(1)	26,870	3,163,136
IDEXX Laboratories, Inc.(1)	4,928	2,695,912
Insulet Corp.(1)	4,310	1,148,141
Intuitive Surgical, Inc.(1)	28,390	8,564,695
		17,754,596
Health Care Providers and Services — 3.8%
Guardant Health, Inc.(1)	12,450	824,688
UnitedHealth Group, Inc.	20,850	10,632,874
		11,457,562
Hotels, Restaurants and Leisure — 2.2%
Chipotle Mexican Grill, Inc.(1)	3,440	5,442,183
Wingstop, Inc.	10,200	1,196,970
		6,639,153
Household Durables — 0.5%
Sonos, Inc.(1)	55,780	1,574,112

Interactive Media and Services — 10.4%
Alphabet, Inc., Class A(1)	4,320	12,015,432
Alphabet, Inc., Class C(1)	4,780	13,350,492
Meta Platforms, Inc., Class A(1)	29,330	6,521,819
		31,887,743
Internet and Direct Marketing Retail — 6.9%
Amazon.com, Inc.(1)	6,510	21,222,274
IT Services — 12.5%
Adyen NV(1)	1,870	3,703,897
Block, Inc.(1)	21,460	2,909,976
Mastercard, Inc., Class A	35,190	12,576,202
Okta, Inc.(1)	6,700	1,011,432
PayPal Holdings, Inc.(1)	32,160	3,719,304
Shopify, Inc., Class A(1)	3,350	2,264,466
Visa, Inc., Class A	53,630	11,893,525
		38,078,802
Machinery — 1.7%
Donaldson Co., Inc.	11,040	573,307
Nordson Corp.	6,250	1,419,250
Westinghouse Air Brake Technologies Corp.	19,020	1,829,154
Yaskawa Electric Corp.	32,300	1,258,890
		5,080,601
Oil, Gas and Consumable Fuels — 0.9%
EOG Resources, Inc.	22,640	2,699,367
Personal Products — 1.3%
Estee Lauder Cos., Inc., Class A	14,990	4,082,077
Road and Rail — 0.9%
J.B. Hunt Transport Services, Inc.	13,850	2,780,942
Semiconductors and Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.(1)	55,062	6,020,479
Analog Devices, Inc.	19,770	3,265,609
Applied Materials, Inc.	43,850	5,779,430
ASML Holding NV	1,820	1,216,163
NVIDIA Corp.	20,650	5,634,559
		21,916,240
Software — 9.4%
DocuSign, Inc.(1)	21,940	2,350,213
Microsoft Corp.	67,180	20,712,266
Paycom Software, Inc.(1)	4,820	1,669,552
salesforce.com, Inc.(1)	9,630	2,044,641
Zscaler, Inc.(1)	7,580	1,828,902
		28,605,574
Technology Hardware, Storage and Peripherals — 14.7%
Apple, Inc.	257,160	44,902,708
Textiles, Apparel and Luxury Goods — 3.2%
lululemon athletica, Inc.(1)	13,200	4,821,036
NIKE, Inc., Class B	35,860	4,825,322
		9,646,358
TOTAL COMMON STOCKS (Cost $80,719,838)		302,496,712
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Growth ETF (Cost $608,861)	2,410	669,088

SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	527,155	527,155
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.125% - 3.625%, 2/15/43 - 8/15/43, valued at $147,002) in a joint trading account at 0.26%, dated 3/31/22, due 4/1/22 (Delivery value $144,094)		144,093
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $1,468,828) at 0.25%, dated 3/31/22, due 4/1/22 (Delivery value $1,440,010)		1,440,000
		1,584,093
TOTAL SHORT-TERM INVESTMENTS (Cost $2,111,248)		2,111,248
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $83,439,947)		305,277,048
OTHER ASSETS AND LIABILITIES†		(81,434)
TOTAL NET ASSETS — 100.0%		$305,195,614

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,432,524	EUR	2,206,133	JPMorgan Chase Bank N.A.	6/30/22	$(16,446)
USD	153,957	EUR	137,595	JPMorgan Chase Bank N.A.	6/30/22	1,217
USD	762,725	JPY	91,832,650	Bank of America N.A.	6/30/22	6,546
						$(8,683)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	293,324,562	9,172,150	—
Exchange-Traded Funds	669,088	—	—
Short-Term Investments	527,155	1,584,093	—
	294,520,805	10,756,243	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	7,763	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	16,446	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.